DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Discount rate applied to cash flow projections		3.50%	3.50%	3.75%	3.75%
Bank borrowings. letters of credit		$ 178,900,000		$ 85,700,000
Letter of credit, extension period	1 year	1 year
Bank borrowings. letters of credit		$ 178,900,000		85,700,000
Bank short-term deposits		165,400,000		2,500,000
MARA Project
Disclosure of fair value measurement of liabilities [line items]
Bank short-term deposits		55,600,000
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of fair value measurement of liabilities [line items]
Provision for decommissioning, restoration and rehabilitation costs		392,700,000		220,400,000		$ 250,300,000
Undiscounted Value of Liabilities		$ 527,100,000		$ 272,000,000.0
Provision for decommissioning, restoration and rehabilitation costs | Bottom of range [member]
Disclosure of fair value measurement of liabilities [line items]
Discount rate applied to cash flow projections		0.08%	0.08%	1.77%	1.77%
Provision for decommissioning, restoration and rehabilitation costs | Top of range [member]
Disclosure of fair value measurement of liabilities [line items]
Discount rate applied to cash flow projections		52.76%	52.76%	16.16%	16.16%
Canadian Malartic Corporation [Member]
Disclosure of fair value measurement of liabilities [line items]
Bank borrowings. letters of credit		$ 66,400,000	$ 84.6	$ 70,100,000	$ 91.1
Bank borrowings. letters of credit		66,400,000	$ 84.6	70,100,000	$ 91.1
U.S.
Disclosure of fair value measurement of liabilities [line items]
Bank borrowings. letters of credit		13,700,000		13,600,000
Bank borrowings. letters of credit		13,700,000		13,600,000
Chile
Disclosure of fair value measurement of liabilities [line items]
Bank borrowings. letters of credit		20,100,000		0
Bank borrowings. letters of credit		$ 20,100,000		$ 0